Equity Incentive Plans and Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock Option Activity Under Equity Incentive Plan

The following table summarizes stock option activity under the Company’s equity incentive plans:

Options	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2016	10,941,745	$3.00	—	—
Granted	—	$—	—	—
Exercised	—	$—	—	—
Forfeitures	(114,264)	$1.49	—	—

Outstanding at March 31, 2017	10,827,481	$3.01	5.20	$115,102

Vested and expected to vest March 31, 2017	10,773,313	$3.02	5.17	$113,582
Exercisable at March 31, 2017	8,355,859	$3.44	4.19	$48,103

Activity under the 2004 and 2014 Plans is set forth below:

	Shares Available for Grant	Outstanding Options		Weighted Average Exercise Price
		Number of Shares	Exercise Price
Balances, December 31, 2013	175,236	6,526,506	$0.42-7.75	$3.66
Additional shares reserved	7,250,000	—
Shares expired	(1,286,025)	—
Options granted	(1,895,250)	1,895,250	2.91-4.99	3.78
Options exercised	—	(73,282)	0.64-4.90	1.43
Options canceled	179,532	(179,532)	1.64-6.18	4.63

Balances, December 31, 2014	4,423,493	8,168,942	$0.42-7.75	$3.69
Additional shares reserved	—	—
Options granted	(2,290,500)	2,290,500	0.48-5.06	4.36
Options exercised	—	(99,759)	0.79-4.90	1.75
Options canceled	1,327,547	(1,327,547)	1.30-7.75	4.39

Balances, December 31, 2015	3,460,540	9,032,136	$0.42-7.75	$3.77
Additional shares reserved	—	—
Options granted	(3,072,500)	3,072,500	0.38-0.55	0.53
Options exercised		(6,187)	0.48-0.55	0.53
Options canceled	1,156,704	(1,156,704)	0.42-5.09	2.50

Balances, December 31, 2016	1,544,744	10,941,745	$0.42-7.75	$3.00

Stock Options Outstanding and Exercisable by Exercise Price

At December 31, 2016, stock options outstanding and exercisable by exercise price were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.38-$0.53	1,153,000	9.29	$0.49	265,717	$0.49
$0.55-$0.55	1,414,999	8.86	$0.55	315,934	$0.55
$0.79-$1.44	1,769,313	2.47	$1.35	1,769,313	$1.35
$1.49-$3.62	2,472,416	4.55	$2.67	2,225,880	$2.57
$3.87-$4.43	1,430,358	6.99	$4.36	849,104	$4.33
$4.45-$7.75	2,701,659	3.93	$6.00	2,650,117	$6.02

$0.38-$7.75	10,941,745	5.44	$3.00	8,076,065	$3.47

Stock-Based Compensation Expense

Stock-based compensation expense, which consists of the compensation cost for employee stock options and the 2004 Purchase Plan, and the value of options issued to non-employees for services rendered, was allocated to research and development and general and administrative expenses in the unaudited consolidated statements of operations for the three months ended March 31, 2017 and 2016 as follows (in thousands):

	Three Months Ended March 31,
	2017	2016
Amortization of stock-based compensation:
Research and development	$151	$318
General and administrative	354	525

	$505	$843

Stock-based compensation expense, which consists of the compensation cost for employee stock options and ESPP, and the value of options issued to non-employees for services rendered, was allocated to research and development and general and administrative in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Stock-based compensation expense:
Research and development	$1,281	$4,090	$3,123
General and administrative	1,808	2,711	2,365

	$3,089	$6,801	$5,488

Weighted-Average Fair Value Valuation Assumptions

The fair value of employee stock options and employee purchase rights under the 2004 Purchase Plan was estimated using the following weighted-average assumptions for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
Employee Stock Options:
Risk-free interest rate	—	1.64%
Expected term (in years)	—	6.02
Dividend yield	—	—
Volatility	—	108%
Weighted-average fair value of stock options granted	$—	$0.45

	Three Months Ended March 31,
	2017	2016
Employee Stock Purchase Plan (ESPP):
Risk-free interest rate	0.56%	0.56%
Expected term (in years)	1.24	1.24
Dividend yield	—	—
Volatility	161%	161%
Weighted-average fair value of ESPP purchase rights	$0.22	$0.22

The fair value of employee stock options and employee purchase rights under the Company’s 2004 Purchase Plan was estimated using the following weighted-average assumptions for the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
Employee Stock Options
Risk-free interest rate	1.60%	1.70%	1.83%
Expected life (in years)	5.97	5.99	5.98
Dividend yield	—	—	—
Volatility	108%	83%	94%
Weighted-average fair value of stock options granted	$0.44	$3.06	$2.89
Employee Stock Purchase Plan
Risk-free interest rate	0.56%	0.39%	0.20%
Expected life (in years)	1.24	1.24	1.24
Dividend yield	—	—	—
Volatility	161%	50%	49%
Weighted-average fair value of ESPP purchase rights	$0.22	$1.58	$1.60

Non-employee Stock-based Compensation Expense
Weighted-Average Fair Value Valuation Assumptions

The fair value of the stock options granted were revalued at each reporting date using the Black-Scholes valuation model as prescribed by ASC 505-50 Equity-Based Payments to Non-Employees using the following assumptions:

	Years Ended December 31,
	2016	2015	2014
Risk-free interest rate	1.70%	2.14%	2.52%
Expected life (in years)	10	10	10
Dividend yield	—	—	—
Expected volatility	111%	103%	97%